UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:
	Unified Series Trust
	225 Pictoria Drive, Suite 450
	Cincinnati, OH 45246

2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	Tactical Multi-Purpose Fund
	Fisher Investments Institutional Group Stock Fund for Retirement Plans
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Fisher Investments Institutional Group Fixed income Fund for Retirement Plans
Fisher Investments Institutional Group ESG Fixed income Fund for Retirement Plans
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
	Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Fisher Investments Institutional Group U.S. Large Cap Equity Envirnmental and Social Values Fund

3. Investment Company Act File Number:	811-21237

Securities Act File Number:	333-100654

4(a). Last day of the fiscal year for which this notice is filed:

	August 31, 2021

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal
	year pursuant to section 24(f):		$1,388

	(ii) Aggregate price of securities redeemed or repurchased
	during the fiscal year:	$0

	(iii) Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce
	registration fees payable to the Commission:	$11,192,147

	(iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:	-	$11,192,147

	(v) Net Sales - If item 5(i) is greater than item 5(iv)
	[subtract Item 5(iv) from Item 5(i) ]:		$0

	(vi) Redemption credits available for use in future years - if	($11,190,759)
	Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
	Item 5(i)]:

	(vii) Multiplier for determining registration fee (See Instruction C.9):		0.0000927

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):	=	$0
	(enter "0" if no fee is due):

6. Prepaid shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here: ______.

7. Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year
	(see Instruction D):
			$0

8. Total of amount of the registration fee due plus any interest due [ line 5(viii) plus line 7]:

			$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:
	[ ] Wire Transfer
	[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Zachary Richmond

	Treasurer

Date	11/2/2021

* Please print the name and title of the signing officer below the signature.